SHAREHOLDERS' EQUITY (Schedule of assumptions used for fair value of options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Apr. 30, 2022	May 31, 2021	Jan. 31, 2021	Nov. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				$ 1.06
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%		0.00%
Exercise price					$ 3.01	$ 5.74	$ 5.74
Minimum [Member] | 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5 years 3 months 10 days	[1]	5 years 10 months 9 days
Risk-free interest rates	2.69%	[1]	0.52%
Volatility	79.30%	[1]	69.67%
Exercise price	$ 0.57	[1]	$ 3.013
Maximum [Member] | 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 25 days	[1]	6 years 1 month 9 days
Risk-free interest rates	3.88%	[1]	1.13%
Volatility	82.60%	[1]	78.99%
Exercise price	$ 1.06	[1]	$ 5.738

[1]	The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the modification date are as presented at the Company's options valuation.